Prepaids, Deposits, and Other (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Aggregate deposits	$ 6,000,000
Deposits purchased	2,500
Purchase price	8,000
Total price	$ 20,000,000